Commitments and Contingencies (Details) - Schedule of related lease balance - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of related lease balance [Abstract]
Current portion of operating lease ROU assets - included in other current assets	$ 89,210	$ 121,285
Operating lease ROU assets – included in Other Assets		49,856
Total operating lease assets	89,210	171,141
Current portion of ROU liabilities – included in Accounts payable and accrued expenses	92,503	117,414
Long-term portion of ROU liabilities – included in Other liabilities		47,809
Total operating lease liabilities	$ 92,503	$ 165,223